Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	May 19, 2025	Dec. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Initial Sale					$ 2,200
Accounts recievable from non controlling interest		$ 58,747			58,747	$ 3,268
Renergen Firm Intention Letter and Loan Agreement [Member]
Commitments and Contingencies [Line Items]
Payment of exclusivity fee	$ 10,000
Loan amount	30,000
Remaining amount available under Loan Agreement	$ 20,000
Loan agreement maturity date	Sep. 30, 2025
Variable interest rates	10.50%
Interest income accrued					2,000
Renergen Limited [Member]
Commitments and Contingencies [Line Items]
Payment of exclusivity fee			$ 10,000
Renergen Limited [Member] | Renergen Firm Intention Letter and Loan Agreement [Member]
Commitments and Contingencies [Line Items]
Acquisition percentage to purchase of outstanding shares	100.00%
Share Purchase Agreement relating to PET Labs [Member]
Commitments and Contingencies [Line Items]
Property and equipment payment		2,000			2,000
Payble amount					300
Additional paid amount		$ 500		$ 700
Damage amount					500
Initial Sale					$ 1,500
Agreed to purchase ordinary shares		51			51
Percentage of issued share capital		51.00%			51.00%
Option to purchase remaining ordinary shares		49			49
Percentage of remaining issued share capital		49.00%			49.00%